Non-trading securities	6 Months Ended
Sep. 30, 2013
Non-trading securities

5. Non-trading securities:

Non-trading securities held by Nomura’s insurance subsidiary are carried at fair value within Other assets—Non-trading debt securities and Other assets—Other in the consolidated balance sheets, and unrealized changes in fair value are reported net-of-tax within Other comprehensive income (loss) in the consolidated statements of comprehensive income. Realized gains and losses on non-trading securities are recognized within Revenue—Other in the consolidated statements of income.

The following tables present information regarding the cost and/or amortized cost, gross unrealized gains and losses and fair value of non-trading securities held by Nomura’s insurance subsidiary as of March 31, 2013 and September 30, 2013.

	Millions of yen
	March 31, 2013
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities	¥177,374	¥5,294	¥126	¥182,542
Other debt securities	54,032	726	86	54,672
Equity securities	39,997	12,923	109	52,811

Total	¥271,403	¥18,943	¥321	¥290,025

	Millions of yen
	September 30, 2013
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities	¥159,953	¥4,256	¥472	¥163,737
Other debt securities	78,934	866	62	79,738
Equity securities	38,495	15,542	39	53,998

Total	¥277,382	¥20,664	¥573	¥297,473

For the six months ended September 30, 2012, non-trading securities of ¥341,757 million were disposed of resulting in ¥5,081 million of realized gains and ¥1,009 million of realized losses. Total proceeds received from these disposals were ¥345,829 million. For the three months ended September 30, 2012, non-trading securities of ¥245,143 million were disposed of resulting in ¥3,820 million of realized gains and ¥870 million of realized losses. Total proceeds received from these disposals were ¥248,093 million.

For the six months ended September 30, 2013, non-trading securities of ¥98,421 million were disposed of resulting in ¥1,822 million of realized gains and ¥42 million of realized losses. Total proceeds received from these disposals were ¥100,201 million. For the three months ended September 30, 2013, non-trading securities of ¥57,259 million were disposed of resulting in ¥247 million of realized gains and ¥33 million of realized losses. Total proceeds received from these disposals were ¥57,473 million. Related gains and losses were computed using the average method and were recognized in Revenue—Other in the consolidated statements of income.

The following table presents the fair value of residual contractual maturity of non-trading debt securities as of September 30, 2013. Actual maturities may differ from contractual maturities as certain securities contain features that allow redemption of the securities prior to their contractual maturity.

	Millions of yen
	September 30, 2013
	Total	Years to maturity
		Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥243,475	¥35,567	¥109,259	¥84,833	¥13,816

The following tables present the fair value and gross unrealized losses of non-trading securities aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2013 and September 30, 2013.

	Millions of yen
	March 31, 2013
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥56,400	¥80	¥2,903	¥46	¥59,303	¥126
Other debt securities	10,404	86	—	—	10,404	86
Equity securities	1,517	109	—	—	1,517	109

Total	¥68,321	¥275	¥2,903	¥46	¥71,224	¥321

	Millions of yen
	September 30, 2013
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥81,419	¥472	¥—	¥—	¥81,419	¥472
Other debt securities	19,696	62	—	—	19,696	62
Equity securities	377	39	—	—	377	39

Total	¥101,492	¥573	¥—	¥—	¥101,492	¥573

As of March 31, 2013, the total number of non-trading securities in unrealized loss positions was approximately 80. As of September 30, 2013, the total number of non-trading securities in unrealized loss positions was approximately 110.

Where the fair value of non-trading securities held by the insurance subsidiary has declined below amortized cost, these are assessed to determine whether the decline in fair value is other-than-temporary in nature. Nomura considers quantitative and qualitative factors including the length of time and extent to which fair value has been less than amortized cost, the financial condition and near-term prospects of the issuer and Nomura’s intent and ability to hold the securities for a period of time sufficient to allow for any anticipated recovery in fair value. If an other-than-temporary impairment loss exists, for equity securities, the security is written down to fair value, with the entire difference between fair value and amortized cost recognized within Revenue—Other in the consolidated statements of income. For debt securities, an other-than-temporary impairment loss is also recognized within Revenue—Other in the consolidated statements of income if Nomura intends to sell the debt security or it is more-likely-than-not that Nomura will be required to sell the debt security before recovery of amortized cost. If Nomura does not expect to sell or be required to sell the debt security, only the credit loss component of an other-than-temporary impairment loss is recognized through earnings and any non-credit loss component recognized within Other comprehensive income (loss).

For the six and three months ended September 30, 2012, other-than-temporary impairment losses recognized for the certain non-trading equity securities were ¥4,808 million and ¥2,974 million, respectively. The amount of credit loss component of other-than-temporary impairment losses recognized for the certain non-trading debt securities were not significant. Other-than-temporary impairment losses related to the non-credit loss component recognized for the certain non-trading debt securities within Other comprehensive income (loss) were ¥376 million and ¥38 million, respectively. Other gross unrealized losses of non-trading securities were considered temporary.

For the six and three months ended September 30, 2013, other-than-temporary impairment losses recognized for the certain non-trading equity securities were ¥47 million and ¥39 million, respectively. The amount of credit loss component of other-than-temporary impairment losses recognized for the certain non-trading debt securities were ¥25 million and ¥23 million, respectively. Other-than-temporary impairment losses related to the non-credit loss component recognized for the certain non-trading debt securities and the subsequent changes in the fair value within Other comprehensive income (loss) were ¥(61) million and ¥(60) million. Other gross unrealized losses of non-trading securities were considered temporary.